Reportable Segments (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Gulf Coast Environmental System, LLC [Member]
Reportable Segments (Details) [Line Items]
Concentration risk percentage	27.00%	20.00%